Prospectus April 20, 2010

Ultra ProShares

Ultra International
UBR	Ultra MSCI Brazil
UXJ	Ultra MSCI Pacific ex-Japan
UPV	Ultra MSCI Europe
UMX	Ultra MSCI Mexico Investable Market

Ultra Sector
KRU	Ultra KBW Regional Banking

Short ProShares

Short Sector
KRS	Short KBW Regional Banking

ProShares Trust	Distributor: SEI Investments Distribution Co.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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3	Summary Section

4	Ultra MSCI Brazil

8	Ultra MSCI Pacific ex-Japan

12	Ultra MSCI Europe

16	Ultra MSCI Mexico Investable Market

20	Ultra KBW Regional Banking

24	Short KBW Regional Banking

28	Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

38	Management of ProShares Trust

39	Determination of NAV

40	Distributions

40	Dividend Reinvestment Services

40	Taxes

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Summary Section

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Important Information About the Fund

ProShares Ultra MSCI Brazil (the “Fund”) seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice (200%) the return of the MSCI Brazil Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.51%

Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	1.26%
Fee Waiver/Reimbursement*	-0.31%

Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$369

Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily performance characteristics as twice (200%) the daily return of the Index. The Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance by targeting approximately 85% of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of March 31, 2010, the Index included companies with capitalizations between $620 million and $62.4 billion. The average capitalization of the companies comprising the Index was approximately $7.1 billion. The Index is published under the Bloomberg ticker symbol “MXBR.” Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Depositary Receipts — The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust

Ultra MSCI Brazil	:: proshares.com ::	5

company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing in stocks in order to gain leveraged exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

¡

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be decreased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of March 31, 2010, the Index was concentrated in the materials industry group, which comprised 29.83%, of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Leverage — The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

•

Concentration Risk — The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•

Correlation and Compounding Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: a) index performance; b) index volatility; c) financing rates associated with leverage; d) other Fund expenses; e) dividends paid by companies in the index; and f) period of time. The chart

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below illustrates the impact of two principal factors—volatility and performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the Index.

Performance		Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2009 is: 43.51%. The highest volatility rate of the Index was 68.54% (2008). The Index’s annualized performance for the five year period ended December 31, 2009 is: 32.42%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

•	Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Ultra MSCI Brazil	:: proshares.com ::	7

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•	Geographic Concentration Risk — Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its underlying index.

•

Market Price Variance Risk — Fund Shares will be listed for trading on the NYSE Arca (“Exchange”) and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•

Valuation Time Risk — The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since December 2008	Chief Investment Officer

Howard S. Rubin, CFA	Since December 2007	Director of Portfolio Management

Alexander Ilyasov	Since November 2009	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

8	:: proshares.com :: International ProShares	Ultra MSCI Pacific ex-Japan

Important Information About the Fund

ProShares Ultra MSCI Pacific ex-Japan (the “Fund”) seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice (200%) the return of the MSCI Pacific ex-Japan Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.50%

Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	1.25%
Fee Waiver/Reimbursement*	-0.30%

Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$367

Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily performance characteristics as twice (200%) the daily return of the Index. The Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of March 31, 2010, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of March 31, 2010, the Index included companies with capitalizations between $840 million and $134.3 billion. The average capitalization of the companies comprising the Index was approximately $8.7 billion. The Index is published under the Bloomberg ticker symbol “MXPFJ.” Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

Ultra MSCI Pacific ex-Japan	:: proshares.com ::	9

•

Depositary Receipts — The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing in stocks in order to gain leveraged exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

¡

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the

Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be decreased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of March 31, 2010, the Index was concentrated in the financial services industry group, which comprised 47.78% of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Leverage — The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

•

Concentration Risk — The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•

Correlation and Compounding Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) financing rates

10	:: proshares.com :: International ProShares	Ultra MSCI Pacific ex-Japan

associated with leverage; d) other Fund expenses; e) dividends paid by companies in the Index; and f) period of time. The chart below illustrates the impact of two principal factors—volatility and performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the Index.

Performance		Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2009 is: 25.77%. The highest volatility rate of the Index was 41.27% (2008). The Index’s annualized performance for the five year period ended December 31, 2009 is: 12.05%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

•

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain

Ultra MSCI Pacific ex-Japan	:: proshares.com ::	11

legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its underlying index.

•

Market Price Variance Risk — Fund Shares will be listed for trading on the NYSE Arca (“Exchange”) and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid- sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•

Valuation Time Risk — The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since December 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Director of Portfolio Management

Alexander Ilyasov	Since November 2009	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

12	:: proshares.com :: International ProShares	Ultra MSCI Europe

Important Information About the Fund

ProShares Ultra MSCI Europe (the “Fund”) seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice (200%) of the return of the MSCI Europe Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.51%

Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	1.26%
Fee Waiver/Reimbursement*	-0.31%

Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$369

Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily performance characteristics as twice (200%) the daily return of the Index. The Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of March 31, 2010, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2010, the Index included companies with capitalizations between $809 million and $178 billion. The average capitalization of the companies comprising the Index was approximately $14 billion. The Index is published under the Bloomberg ticker symbol “MXEU.” Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

Ultra MSCI Europe	:: proshares.com ::	13

•

Depositary Receipts — The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing in stocks in order to gain leveraged exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

¡

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be decreased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Leverage — The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

•

Concentration Risk — The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•

Correlation and Compounding Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: a) Index performance; b) Index volatility; c) financing rates as-

14	:: proshares.com :: International ProShares	Ultra MSCI Europe

sociated with leverage; d) other Fund expenses; e) dividends paid by companies in the Index; and f) period of time. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the Index.

Performance		Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2009 is: 26.11%. The highest volatility rate for the Index was 41.97% (2008). The Index’s annualized performance for the five year period ended December 31, 2009 is: 4.01%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

•

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain

Ultra MSCI Europe	:: proshares.com ::	15

legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its underlying index.

•

Market Price Variance Risk — Fund Shares will be listed for trading on the NYSE Arca (“Exchange”) and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid- sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•

Valuation Time Risk — The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since December 2008	Chief Investment Officer

Howard S. Rubin, CFA	Since December 2007	Director of Portfolio Management

Alexander Ilyasov	Since November 2009	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

16	:: proshares.com :: International ProShares	Ultra MSCI Mexico Investable Market

Important Information About the Fund

ProShares Ultra MSCI Mexico Investable Market (the “Fund”) seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice (200%) the return of the MSCI Mexico Investable Market Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.50%

Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	1.25%
Fee Waiver/Reimbursement*	-0.30%

Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	ProShare Advisors LLC (“ProShare Advisors LLC”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Gross Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$367

Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily performance characteristics as twice (200%) the daily return of the Index. The Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. As of March 31, 2010, the Index included companies with capitalizations between $56 million and $46 billion. The average capitalization of the companies comprising the Index was approximately $3.5 billion. The Index is published under the Bloomberg ticker symbol “MZMXI.” Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Depositary Receipts — The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying

Ultra MSCI Mexico Investable Market	:: proshares.com ::	17

securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing in stocks in order to gain leveraged exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

¡

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be decreased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of March 31, 2010, the Index was concentrated in the communications industry group, which comprised 36.35% of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Leverage — The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

•

Concentration Risk — The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•

Correlation and Compounding Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: a) index performance; b) index volatility; c) financing rates associated with leverage; d) other Fund expenses; e) dividends paid

18	:: proshares.com :: International ProShares	Ultra MSCI Mexico Investable Market

by companies in the index; and f) period of time. The chart below illustrates the impact of two principal factors—volatility and performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the Index.

Performance		Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2009 is: 32.65%. The highest volatility rate for the Index was 48.04% (2008). The Index’s annualized performance for the five year period ended December 31, 2009 is: 16.14%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

•

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly

Ultra MSCI Mexico Investable Market	:: proshares.com ::	19

available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•	Geographic Concentration Risk — Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its underlying index.

•

Market Price Variance Risk — Fund Shares will be listed for trading on the NYSE Arca (“Exchange”) and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid- sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•

Valuation Time Risk — The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since December 2008	Chief Investment Officer

Howard S. Rubin, CFA	Since December 2007	Director of Portfolio Management

Alexander Ilyasov	Since November 2009	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

20	:: proshares.com :: Ultra Sector ProShares	Ultra KBW Regional Banking

Important Information About the Fund

ProShares Ultra KBW Regional Banking (the “Fund”) seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice (200%) the return of the KBW Regional Banking IndexSM (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”).

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Other Expenses	0.50%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.25%
Fee Waiver/Reimbursement*	-0.30%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$367

Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily performance characteristics as twice (200%) the daily return of the Index. The KBW Regional Banking Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange. As of March 31, 2010, the Index included companies with capitalizations between approximately $503 million and $7.5 billion. The average capitalization of the companies comprising the Index was approximately $1.5 billion. The Index is published under the Bloomberg ticker symbol “KRXSM.” Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments.

•	Equity Securities — The Fund invests in common stock issued by public companies.

•

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

¡	Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction,

Ultra KBW Regional Banking	Ultra Sector ProShares :: proshares.com ::	21

two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on March 31, 2010, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Leverage — The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

•

Banking Industry Risk — The Fund is subject to risks faced by companies in the banking economic sector, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns, which could lead to insolvency or other negative consequences); severe price completion; and increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Concentration Risk — The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•

Correlation and Compounding Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: a) index performance; b) index volatility; c) financing rates associated with leverage; d) other Fund expenses; e) dividends paid by companies in the Index; and f) period of time. The chart below illustrates the impact of two principal factors—volatility and performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart

22	:: proshares.com :: Ultra Sector ProShares	Ultra KBW Regional Banking

assumes: (a) no dividends paid by the companies included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the Index.

Performance		Volatility Rate
One Year Index	200% One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2009 is: 42.32%. The Index’s highest volatility rate during the five year period is 66.54% (2008). The Index’s annualized performance for the five year period ended December 31, 2009 is: -13.78%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

•

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its underlying index.

•

Market Price Variance Risk — Fund Shares will be listed for trading on the NYSE Arca (“Exchange”) and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds.

Ultra KBW Regional Banking	Ultra Sector ProShares :: proshares.com ::	23

Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since December 2008	Chief Investment Officer

Howard S. Rubin, CFA	Since December 2007	Director of Portfolio Management

Michael Neches	Since December 2006	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Retail investors may only purchase and sell Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

24	:: proshares.com :: Short Sector ProShares	Short KBW Regional Banking

Important Information About the Fund

ProShares Short KBW Regional Banking (the “Fund”) seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the KBW Regional Banking IndexSM (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold or Shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Other Expenses	0.45%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.20%
Fee Waiver/Reimbursement*	-0.25%

Total Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

*	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$97	$356

Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily performance characteristics as the inverse of the daily performance of the Index. The KBW Regional Banking Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange. As of March 31, 2010, the Index included companies with capitalizations between approximately $503 million and $7.5 billion. The average capitalization of the companies comprising the Index was approximately $1.5 billion. The Index is published under the Bloomberg ticker symbol “KRXSM.” Assets of the Fund not invested in derivatives will typically be held in money market instruments.

•

Derivatives — The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

¡

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The

Short KBW Regional Banking	Short Sector ProShares :: proshares.com ::	25

gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on March 31, 2010, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

•

Risk Associated with the Use of Leverage — The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

•

Banking Industry Risk — The Fund is subject to risks faced by companies in the banking economic sector, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns, which could lead to insolvency or other negative consequences); severe price completion; and increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Concentration Risk — The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•

Correlation and Compounding Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the Index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: a) index performance; b) index volatility; c) financing rates associated with leverage; d) other Fund expenses; e) dividends paid by companies in the Index; and f) period of time. The chart below illustrates the impact of two principal factors—volatility and performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the Index; (b) no Fund expenses; and

26	:: proshares.com :: Short Sector ProShares	Short KBW Regional Banking

(c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse performance of the Index.

Performance		Volatility Rate
One Year Index	-100% One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2009 is: 42.32%. The Index’s highest volatility rate during the five year period is 66.54% (2008). The Index’s annualized performance for the five year period ended December 31, 2009 is: -13.78%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs or charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

•

Counterparty Risk — The Fund will be subject to credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•	Inverse Correlation Risk — Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with its underlying index.

•

Market Price Variance Risk — Fund Shares will be listed for trading on the NYSE Arca (“Exchange”) and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

•	Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio

Short KBW Regional Banking	Short Sector ProShares :: proshares.com ::	27

transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Adviser	Title with the Adviser
Todd Johnson	Since December 2008	Chief Investment Officer

Howard S. Rubin, CFA	Since December 2007	Director of Portfolio Management

Michael Neches	Since December 2006	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units. Retail investors may only purchase and sell Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes. Distributions for this Fund may be significantly higher than those of most exchange-traded funds.

28	:: proshares.com

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings :: proshares.com ::	29

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This section contains greater detail on the Funds’ principal investment strategies and the related risks you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy.

Investment Objectives

Each series of ProShares (each, a “Fund” and, collectively, the “Funds”) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the inverse (opposite) of the daily price performance or a multiple of the daily price performance, of an index or security. Ultra ProShares are designed to correspond to a multiple of the daily performance of an underlying index. Short ProShares are designed to correspond to the inverse of the daily performance or a multiple of the inverse of the daily performance of an underlying index.

The Funds do not seek to achieve their stated investment objective over a period of time greater than one day. Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees of ProShares Trust (the “Board”), without the approval of Fund shareholders. Each Fund reserves the right to substitute a different index or security for the index underlying its benchmark.

Principal Investment Strategies

In seeking to achieve each Fund’s investment objective, ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. The Funds employ investment techniques that ProShare Advisors believes should simulate the movement of their respective benchmarks.

A Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. This “sampling” process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. In addition, a Fund may obtain exposure to components not included in the underlying index, invest in securities that are not included in the underlying index or overweight or underweight certain components contained in the underlying index.

ProShare Advisors does not invest the assets of the Funds in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the Funds. Each Fund seeks to remain fully invested at all times in securities and/or financial instruments that provide exposure to its underlying index without regard to market conditions, trends or direction. The Funds do not take temporary defensive positions.

At the close of the markets each trading day, each Fund will seek to position its portfolio so that a Fund’s exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether a Fund’s portfolio needs to be re-positioned.

For example, if the Index has risen on a given day, net assets of an Ultra ProShares should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of an Ultra ProShares should fall, meaning the Fund’s exposure will need to be reduced. Similarly, if the Index has risen on a given day, net assets of a Short ProShares should fall, meaning that the Fund’s short exposure will need to be reduced. Conversely, if the Index has fallen on a given day, net assets of a Short ProShares should rise, meaning the Fund’s short exposure will need to be increased.

Strategies Specific to the Ultra ProShares

Each Ultra ProShares invests in equity securities and/or derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the underlying index, depending on the Fund. Assets of a Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities — Each Ultra ProShares invests in common stock issued by public companies.

•

Derivatives — Each Ultra ProShares invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. A Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities on an agreed-upon date.

¡

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

For those Ultra ProShares subject to the SEC “names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), each such Fund commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in equity securities contained in the underlying index and/or financial instruments that, in combination, should have similar economic characteristics.

30	:: proshares.com :: Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Strategies Specific to the Short ProShares

The Short ProShares invest in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse (opposite) or a multiple of the inverse of the underlying index.

•

Derivatives — The Short ProShares invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. A Fund invests in derivatives as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. Derivatives may include:

¡	Futures Contracts — Contracts that pay a fixed price for an agreed-upon amount of securities on an agreed-upon date.

¡

Swap Agreements — Contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding

Like all investments, investing in the Funds entails risks. This section discusses the risk of leverage, and explains what factors impact the performance of leveraged and inverse leveraged funds with single day investment objectives.

•

Risk Associated with the Use of Leverage — (All Funds) The Funds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a Fund’s benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount the Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust a Fund’s position in a particular financial instrument when desired.

•

Correlation and Compounding Risk — (All Funds) A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

The Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Understanding Long-Term Performance of Daily Objective Leveraged Funds—the Impact of Compounding

ProShares are designed to provide leveraged (e.g. 200%) or inverse (e.g. -100%, -200%) results on a daily basis (before fees and expenses). The Funds, however, are unlikely to provide a simple multiple (e.g., -1x, -2x or 2x) of an index’s performance over periods longer than one day.

•	Why?

The hypothetical example below illustrates how daily leveraged and short fund returns can behave for periods longer than one day.

Take a hypothetical fund XYZ that seeks to double the daily performance of index XYZ. On each day, fund XYZ performs in line with its objective (200% of the index’s daily performance

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before fees and expenses). Notice that over the entire five-day period, the fund’s total return is considerably less than double that of the period return of the index. For the five-day period, index XYZ gained 5.1% while fund XYZ gained 9.8% (vs. 2x 5.1% or 10.2%). In other scenarios, the return of a daily rebalanced fund could be greater than double the index’s return.

	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value

Start	100.0			$100.00

Day 1	103.0	3.0%	6.0%	$106.00

Day 2	99.9	-3.0%	-6.0%	$99.64

Day 3	103.9	4.0%	8.0%	$107.61

Day 4	101.3	-2.5%	-5.0%	$102.23

Day 5	105.1	3.7%	7.4%	$109.80

Total Return	5.1%			9.8%

•	Why does this happen?

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, during periods of higher index volatility, compounding will cause longer term results to be less than two times (or minus two times) the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility, fund returns over longer periods can be higher than two times (or minus two times) the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the magnitude of the index return in addition to the index volatility. Similar effects exist for Short ProShares. Please see the Statement of Additional Information for additional details.

The graphs that follow illustrate this point. Each of the graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective. The graphs demonstrate that, for periods greater than one day, a leveraged fund is likely to underperform or over-perform (but not match) the index performance (or the inverse of the index performance) times the stated multiple in the fund objective. Investors should understand the consequences of holding daily rebalanced funds for periods longer than a single day and should actively monitor their investments. A one year period is used for illustrative purposes only. Deviations from the index return times the fund multiple can occur over periods as short as two days.

For Ultra ProShares

To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent. If these costs and expenses were included, the fund’s performance would be lower than that shown. Each of the graphs also assumes a volatility rate of 25%, which is an approximate average of the five-year historical volatility rate of the S&P 500® Index, S&P MidCap 400™ Index, Russell 2000® Index, NASDAQ-100® Index and Dow Jones Industrial Average™. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 25%.

One-Year Simulation: Index Flat (0%)

(Annualized Index Volatility 25%)

One-Year Simulation: Index Up 15%

(Annualized Index Volatility 25%)

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One-Year Simulation: Index Down 15%

(Annualized Index Volatility 25%)

Index	Historical Five- Year Average Volatility Rate (as of December 31, 2009)
MSCI Brazil Index	43.51%
MSCI Pacific ex-Japan	25.77%
MSCI Europe Index	26.11%
MSCI Mexico Investable Market Index	32.65%
KBW Regional Banking Index	42.32%

For additional details about fund performance over periods longer than one day in both Ultra and Short Funds, please see the Statement of Additional Information (“SAI”).

•	What it means to you

Daily objective leveraged funds if used properly and in conjunction with the investor’s view on the future direction and volatility of the markets can be useful tools for investors who want to manage their exposure to various markets and market segments and who are willing to monitor and/or periodically rebalance their portfolios. But investors considering these funds should understand that they are designed to provide a positive or negative multiple of an index on a daily basis and not for greater periods of time. As a result, fund returns will not likely be a simple multiple (e.g., 2x) of an index’s return for time periods longer than one day.

Additionally, investors should recognize that the degree of volatility of the underlying index can have a dramatic effect on a fund’s longer-term performance. The greater the volatility, given a particular index return, the greater the downside deviation will be of a fund’s longer-term performance from a simple multiple (e.g., 2x) of its index’s longer-term return. As shown in the first example, it is even possible that a fund may move in the opposite direction as the index.

Other Principal Risks

In addition to the risks noted above, many other factors may also affect the value of an investment in a Fund. A Fund’s NAV will change daily based on the performance of the benchmark index which in turn is affected by variations in market conditions, interest rates and other economic, political or financial developments. The impact of these developments on a Fund will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are noted in each Fund description and described below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. The SAI contains additional information about the Funds, their investment strategies and related risks. Each Fund may be subject to risks in addition to those identified as principal risks.

•

Banking Industry Risk — (ProShares Ultra and Short KBW Regional Banking) The Funds are subject to risks faced by companies in the banking economic sector, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns, which could lead to insolvency or other negative consequences); severe price competition; and increased inter-industry consolidation and competition. Further, stocks in the underlying index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

•

Concentration Risk — (All Funds) A Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•

Counterparty Risk — (All Funds) A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality.

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings :: proshares.com ::	33

•

Early Close/Late Close/Trading Halt Risk — (All Funds) An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk — (All Funds) The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Currency Risk — (ProShares Ultra MSCI Europe, MSCI Pacific ex-Japan, MSCI Brazil and MSCI Mexico Investable Market) Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

•

Exposure to Foreign Investments Risk — (ProShares Ultra MSCI Europe, MSCI Pacific ex-Japan, MSCI Brazil and MSCI Mexico Investable Market). Certain of the Funds may invest in securities of foreign issuers or other investments that provide a Fund with exposure to foreign issuers (collectively, “foreign investments”). Certain factors related to foreign investments may prevent a Fund from achieving its goals. These factors include the effect of (i) fluctuations in the value of the local currency versus the U.S. dollar and the uncertainty associated with the cost of converting between various currencies, particularly when currency hedging techniques are unavailable; (ii) differences in settlement practices, as compared to U.S. investments, or delayed settlements in some foreign markets; (iii) the uncertainty associated with evidence of ownership of investments in many foreign countries, which may lack the centralized custodial services and rigorous proofs of ownership required by many U.S. investments; (iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; (v) brokerage commissions and fees and other investment related costs that may be higher than those applicable to U.S. investments; (vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; (vii) taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; and (viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a given country. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, a Fund’s ability to purchase or sell foreign investments at appropriate times.

A Fund’s ability to achieve its investment objectives also may be affected by factors related to its ability to obtain information about foreign investments. In many foreign countries, there is less publicly available information about issuers than is available in reports about U.S. issuers. Markets for foreign investments are usually not subject to the degree of government supervision and regulation that exists for U.S. investments. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Furthermore, the issuers of foreign investments may be closely controlled by a small number of families, institutional investors or foreign governments whose investment decisions might be difficult to predict. To the extent a Fund’s assets are exposed to contractual and other legal obligations in a foreign country, e.g., swap agreements with foreign counterparties, these factors may affect the Funds’ ability to achieve their investment objectives. A Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. In some countries, information about decisions of the judiciary, other government branches, regulatory agencies and tax authorities may be less transparent than decisions by comparable institutions in the U.S., particularly in countries that are politically dominated by a single party or individual. Moreover, enforcement of such decisions may be inconsistent or uncertain.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities. These factors include the effect of (i) expropriation, nationalization or confiscatory taxation of foreign investments; (ii) changes in credit conditions related to foreign counterparties, including foreign governments and foreign financial institutions; (iii) trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and (iv) increased correlation between the value of foreign investments and changes in the commodities markets. To the extent a Fund focuses its investments on a particular country or region, the Fund’s ability to meet its investment objectives may be especially subject to factors and developments related to such country or region.

In addition, a Fund’s investments in foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.

•

Geographic Concentration Risk — (ProShares Ultra MSCI Brazil and MSCI Mexico Investable Market) Certain Funds that focus their investments in companies economically tied to particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those

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countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, Funds that focus their investments in companies economically tied to a particular geographic region or country may be more volatile than a more geographically diversified Fund.

•

Inverse Correlation Risk — (ProShares Short KBW Regional Banking) Shareholders should lose money when the index underlying a Fund’s benchmark rises—a result that is the opposite from traditional equity or bond funds.

•

Liquidity Risk — (All Funds) In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

•

Market Price Variance Risk — (All Funds) Individual Shares of a Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

•

Non-Diversification Risk — (All Funds) The Funds are classified as “non-diversified” under the 1940 Act, and each Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Funds more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with respect to a Fund whose underlying index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk — (All Funds) Active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

•

Small- and Mid-Cap Company Investment Risk — (ProShares Ultra MSCI Europe, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Brazil and ProShares Ultra MSCI Mexico Investable Market) Small- and mid-cap companies may have limited product lines or resources, may be dependant upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•

Valuation Time Risk — (ProShares Ultra MSCI Europe, MSCI Pacific ex-Japan, MSCI Brazil and MSCI Mexico Investable Market) The Funds value their portfolios at 4:00 p.m. (Eastern time). In some cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of a Fund that tracks a foreign market index may vary from the performance of that index.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by a Fund which are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

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ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings :: proshares.com ::	35

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GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

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A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One NYS is always equal to one ordinary share. NYS programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. NYSs are used primarily by Dutch companies.

•

Leveraged Investment Techniques include investing in swap agreements, reverse repurchase agreements, futures contracts and options on securities indexes and forward contracts and engaging in borrowing, which may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a Fund.

A Fund may also use particular leveraged investment techniques as part of a strategy designed to reduce, or “hedge,” exposure to other risks. For example, a Fund may use various strategies designed to limit the risk of price fluctuations of its portfolio and to preserve capital, which may include purchasing securities with respect to which the Fund has taken a short position. See Short Sales. Additional leveraged investment techniques may include the use by the Short ProShares of direct investment in equity securities or the use by a Fund of a customized basket of securities that do not necessarily include any of the securities contained in the underlying index. Note, however, that use of hedging techniques may involve additional costs and risks to a Fund. For example, the successful use of hedging techniques may be adversely affected by imperfect correlation between movements in the price of the securities purchased to hedge and the securities being sold short.

•

Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. government securities, securities issued by governments of other developed countries and repurchase agreements.

•

Repurchase Agreements are contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Funds as a short-term investment vehicle for cash positions.

•

Reverse Repurchase Agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.

•

Structured Notes are debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return patterns. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to indirectly expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•

U.S. Government Securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Forward Contracts — Forward contracts are two-party contracts entered into with dealers or financial institutions where the purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is agreed upon at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.

•

Options on Securities and Stock Indices and Investments Covering Such Positions  — Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. A call option gives one the right to buy a security or futures contract at an agreed-upon price on or before a certain date. A put option gives one the right to sell a security or futures contract at an agreed-upon price on or before a certain date.

•

Investments in Other Investment Companies — Each Fund may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) or any exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”). If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Because most exchange traded funds are investment companies, absent exemptive relief, investment in such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. A Fund may invest in certain exchange traded funds in excess of the statutory limit in reliance on an exemptive order issued to those entities and pursuant to procedures approved by the Board provided that it complies with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations.

36	:: proshares.com :: Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

•

Short Sales — The Short ProShares also may engage in short sales transactions with respect to equity securities (including shares of exchange-traded funds) to the extent permitted by the 1940 Act. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives or interest which accrues on the security during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Short ProShares also may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

Precautionary Notes

A Precautionary Note to Retail Investors — The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units — You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies — For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the SEC allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with ProShares Trust regarding the terms of the investment. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances — ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, (3) any emergency circumstances exist, as determined by the SEC, (4) the SEC by order permits for the protection of shareholders of a Fund and (5) for up to 14 calendar days for any of ProShares Ultra MSCI Brazil, Ultra MSCI Pacific ex-Japan, Ultra MSCI Europe, Ultra MSCI Mexico Investable Market, during a period of an international local holiday, as further described in the SAI.

Information About the Index Licensors

Ultra MSCI Brazil, Ultra MSCI Pacific ex-Japan, Ultra MSCI Europe, Ultra MSCI Mexico Investable Market, are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of these Funds or any other person or entity regard-

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings :: proshares.com ::	37

ing the advisability of investing in Funds generally or in these Funds particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or shareholders of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by or the consideration into which these Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of these Funds or any other person or entity in connection with the administration, marketing or offering of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, shareholders of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

KBW Regional Banking Index (KRX) is the property of Keefe, Bruyette & Woods, Inc. (“KBWI”). KBWI does not guarantee the accuracy and/or the completeness of the KBW Regional Banking Index and/or any data included therein. KBWI makes no warranty, express or implied, as to results to be obtained by li-

censee, the Funds or any owner of the shares, or any other person or entity, from the use of the KBW Regional Banking Index or any data included therein in connection with the rights licensed hereunder or for any other use. KBWI makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the kbw regional banking index or any data included therein. Without limiting any of the foregoing, in no event shall kbw have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. KBWI makes no representation regarding the advisability of investing in options on the Index. Past performance is not necessarily indicative of future results.

The Funds are not sponsored, endorsed, sold or promoted by KBWI. KBWI makes no representation or warranty, express or implied, to the Funds’ shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of its Regional Banking Index to track general stock market performance. The only relationship of KBWI to ProShare Advisors LLC, ProShares Trust or the Funds is the licensing of certain trademarks and trade names of KBWI. The Regional Banking Index is determined, composed and calculated by KBWI without regard to ProShare Advisors LLC, ProShares Trust or the Funds and KBWI has no obligation to take the needs of ProShare Advisors LLC, ProShares Trust or the Funds into consideration in determining, composing, or calculating its Regional Banking Index. KBWI is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Fund shares. KBWI has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Any changes in the foregoing disclaimers and limitations must be approved in advance in writing by an authorized officer of KBWI. The disclaimers and limitations to be included in Informational Materials applicable to the KBW Indices collectively.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI. The top ten holdings of each Fund are posted on a daily basis to the Trust’s website at proshares.com.

38	:: proshares.com

Management of ProShares Trust

Management of ProShares Trust :: proshares.com ::	39

Board of Trustees and Officers

The Board is responsible for the general supervision of all of the Funds. The officers of the Trust are responsible for the day-to-day operations of the Funds.

Investment Advisor

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor to all of the Funds and provides investment advice and management services to the Funds. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund. For its investment advisory services, ProShare Advisors is entitled to receive fees equal to 0.75% of the average daily net assets of each Fund. A discussion regarding the basis for the Board approving the investment advisory agreement is available in the Trust’s most recent semi-annual report to shareholders dated November 30, 2009.

ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProShare Advisors since inception and ProFund Advisors LLC since April 1997. Mr. Sapir formerly practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington, D.C. based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.)

Louis M. Mayberg, President of ProShare Advisors since inception and ProFund Advisors since April 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-June 2008 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each Fund is managed by an individual overseen by Todd Johnson and Howard S. Rubin.

Todd Johnson, ProShare Advisors—Chief Investment Officer since December 2008. ProFund Advisors—Chief Investment Officer since December 2008. World Asset Management—Managing Director and Chief Investment Officer from 1994 to November 2008.

Howard S. Rubin CFA, ProShare Advisors—Director of Portfolio Management as of December 2009 and Senior Portfolio Manager from December 2007 through November 2009. ProFund Advisors— Director of Portfolio Management as of December, 2009 and Senior Portfolio Manager from November 2004 through November 2009. Mr. Rubin earned a B.S. in Economics from the

Wharton School, University of Pennsylvania and an M.S. in Finance from The George Washington University. Mr. Rubin is a Chartered Financial Analyst (CFA) Chartholder.

The following individuals have responsibility for the day-to-day management of the Funds as set forth in the summary section relating to each fund.

Michael Neches, ProShare Advisors—Portfolio Manager as of December 2009; Associate Portfolio Manager from January 2007 through November 2009; and Portfolio Analyst from November 2004 to December 2006. ProFund Advisors—Portfolio Manager as of December 2009.

Alexander Ilyasov, ProShare Advisors—Portfolio Manager since November 2009. ProFund Advisors—Portfolio Manager since November 2009. World Asset Management—Portfolio Manager from January 2006 to November 2009; Portfolio Analyst from July 2005 to January 2006.

Determination of NAV

The NAV per Share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund, except the Short Fixed-Income Funds, is calculated by J.P. Morgan Investor Services Co. and determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. New York time). The NAV of each Short Fixed-Income Fund is calculated by J.P. Morgan Investor Services Co. and determined at 3:00 p.m. (Eastern time) each business day on which the bond markets are open for trading.

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Board. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Funds sold them. See the SAI for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to

40	:: proshares.com :: Management of ProShares Trust

change without notice. If the exchange or market on which a Fund’s investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Distributions

As a shareholder, you are entitled to your share of a Fund’s income from interest and dividends, and gains from the sale of investments. You may receive such earnings as either an income dividend or a capital gains distribution. Income dividends primarily come from the dividends that the Fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains may be realized when the fund sells securities. Capital gains may be either short-term or long-term, depending on whether the Fund held the securities for one year or less, or more than one year.

Each Fund intends to declare and distribute to its shareholders at least annually virtually all of its net income (interest and dividends, less expenses), if any, as well as net capital gains, if any, realized from the sale of its holdings. Subject to Board approval, some or all of any net capital gains distribution may be declared payable in either additional Shares of the respective Fund or in cash. If such a distribution is declared payable in that fashion, holders of Shares will receive additional Shares of the respective Fund unless they elect to receive cash. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, a Fund may declare a net capital gain distribution to be payable in additional Shares or cash. Even if the Fund does not declare a dividend to be payable in Shares, brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Taxes

The following is certain general information about taxation of the Funds:

•

Each Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.

•

If a Fund qualifies for treatment as a regulated investment company, it is not subject to federal income tax on net investment income and capital gains that the Fund timely distributes to its shareholders.

•

Investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Shares.

•	Distributions declared in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.

•

Any dividends and short-term capital gain distributions that you receive are taxable to you as ordinary income for federal income tax purposes. Under recently enacted legislation, ordinary income dividends you receive may be taxed at the same rates as long term capital gains. However, income received in the form of ordinary income dividends will not be considered long-term capital gains for other Federal income tax purposes, including the calculation of net capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

•	Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your Shares.

•	Capital gains distributions may vary considerably from year to year as a result of the Funds’ normal investment activities and cash flows.

•

A sale or exchange of Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

•	Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Shares, may be subject to state and local income taxes.

•

If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, any dividends and short term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

•

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries, which would reduce returns from an investment in Fund Shares. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

•	By law, a Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup

Management of ProShares Trust :: proshares.com ::	41

withholding rate is currently 28%. Under current law, the backup withholding rate will increase to 31% for the taxable year 2011 and thereafter.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following additional basic tax points:

•

A person who exchanges equity securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Balancing Amount paid.

•

A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of securities for Creation Units will be disallowed by the Internal Revenue Service if such person purchases other substantially identical Shares of the Fund within 30 days before or after the exchange on the basis that there has been no significant change in economic position. In such case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Note: This Prospectus provides general U.S. federal tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund’s tax consequences for you. See “Taxation” in the SAI for more information.

Premium/Discount Information

The Trust’s website has information about the premiums and discounts for each of the Funds. Premiums or discounts are the differences between the NAV and market price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the NAV. A discount is the amount that a Fund is trading below the NAV.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, each Fund may pay the Funds’ distributor, financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Funds. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Investment Company Act file number 811-21114

ProShares®

ProShares Trust

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

866.PRO.5125     866.776.5125

www.proshares.com

© 2010 ProShare Advisors LLC. All rights reserved.	APR10

You can find more detailed information about the Funds in their current Statement of Additional Information which has been filed electronically with the Securities and Exchange Commission (“SEC”) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information is available, free of charge, online at proshares.com. You may also receive a free copy of the Statement of Additional Information or make inquiries to ProShares by writing us at the address set forth above or calling us toll-free at the telephone number set forth above.

You can find other information about ProShares on the SEC’s website (www.sec.gov), or you can get copies of this information and after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about ProShares, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (202) 551-8090.